Reporting entity	12 Months Ended
Dec. 31, 2018
Reporting [Abstract]
Reporting entity
Note 1.	Reporting entity

Himax Technologies Limited, an exempted company with limited liability under the Cayman Islands Companies Law, was incorporated on April 26, 2005 and changed the name to “Himax Technologies, Inc.” on September 26, 2005. Since March 2006, Himax Technologies, Inc.’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009.

The registered office in the Cayman Islands is located at Cricket Square, Hutchins Drive, P.O. Box 2681, Grand Cayman KY1-1111, Cayman Islands. The principal executive office is located at No. 26, Zih Lian Road, Sinshih District, Tainan City 74148, Taiwan, Republic of China.

The principal operating activities of Himax Technologies, Inc. and subsidiaries (collectively, the Company) are described in Note 4(b).